Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
January 21, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) CIK No. 0000896435
Ladies and Gentlemen:
     On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended (the “1933 Act”) is the electronic version of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”). This Registration Statement is being filed to register Series I and Series II shares of Invesco V.I. Balanced-Risk Allocation Fund (the “Acquiring Fund”), that will be issued to shareholders of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund and Invesco V.I. Global Multi-Asset Fund (each an “Acquired Fund”), each a series of the Fund in connection with the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Funds.
     It is proposed that this filing will become automatically effective on February 21, 2011 pursuant to Rule 488 under the 1933 Act.
     Please send copies of all correspondence with respect to the Registration Statement to my attention or contact me at 713.214.7888.
Very truly yours,

/s/ Peter A. Davidson
Peter A. Davidson
Counsel